Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-39265
Entity Registrant Name	Woodward, Inc.
Entity Central Index Key	0000108312
Entity Tax Identification Number	36-1984010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	970
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001455 per share
Trading Symbol	WWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false